Revenue Recognition and Contract Balances - Schedule of Changes in Contract Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024
Schedule of Changes In Contract Assets and Liabilities [Abstract]
Contract assets, beginning of period	$ 26,066
Contract assets recognized	12,979	21,451
Reclassifications to accounts receivable	(26,066)
Increase due to contract assets acquired in business combination	1,143	4,615
Contract assets, end of period	14,122	26,066
Contract liabilities, beginning of period	10,921	3,478
Increases due to billings or cash received in advance	6,750	2,642
Revenue recognized from beginning balance of contract liabilities	(9,889)	(2,560)
Increase due to contract liabilities assumed in a business combination	13,348	7,361
Contract liabilities, end of period	$ 21,130	$ 10,921